Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 174,519	$ 184,994	$ 98,170
Other comprehensive income (loss) [Abstract]
Unrealized holding gain (loss) on available-for-sale securities	4,426	(214)	8,402
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(224)	22	114
Unrealized gain (loss) on hedging instruments	(207)	(5,521)	2,742
Unrealized loss on foreign currency translation adjustment	0	0	(156)
Reclassification to net income of realized loss on foreign currency adjustment	0	0	169
Other Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncntrolling and Redeemable Noncontrolling Interest	3,995	(5,713)	11,271
Comprehensive income	178,514	179,281	109,441
Comprehensive income attributable to noncontrolling interests [Abstract]
Operating partnership	(19,701)	(24,558)	(14,925)
Other consolidated subsidiaries	23,652	25,217	25,001
Comprehensive income attributable to the Company	$ 135,161	$ 129,506	$ 69,515